Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF Expense Example - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103